Marketable debt securities - Changes in Bonds and Debentures (Details) - Marketable debt securities - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in financial instruments, Liabilities
Balance at beginning of year	€ 235,269	€ 261,977
Balance at year-end	246,163	235,269	€ 261,977
Bonds and debentures
Changes in financial instruments, Liabilities
Balance at beginning of year	191,577	208,455	195,498
Net inclusion of entities in the Group	0	785	0
Issues	59,937	54,905	64,184
Redemptions and repurchases	(61,846)	(62,699)	(52,462)
Exchange differences and other movements	4,694	(9,869)	1,235
Balance at year-end	194,362	191,577	208,455
Bonds and debentures | Banco Santander, S.A.
Changes in financial instruments, Liabilities
Issues	11,766	10,220	12,066
Redemptions and repurchases	(3,185)	(5,991)	(3,303)
Bonds and debentures | Santander Consumer USA Holdings, Inc.
Changes in financial instruments, Liabilities
Issues	15,771	12,246	15,631
Redemptions and repurchases	(15,151)	(13,959)	(14,517)
Bonds and debentures | Banco Santander (Brasil) S.A.
Changes in financial instruments, Liabilities
Issues	14,996	11,036	13,227
Redemptions and repurchases	(15,182)	(14,211)	(12,817)
Bonds and debentures | Santander UK Group Holdings plc
Changes in financial instruments, Liabilities
Issues	3,372	6,320	4,547
Redemptions and repurchases	(14,695)	(14,102)	(9,115)
Bonds and debentures | Santander Consumo 4, F.T.
Changes in financial instruments, Liabilities
Issues	1,531	0	0
Bonds and debentures | SC Germany S.A., Compartment Consumer 2021-1
Changes in financial instruments, Liabilities
Issues	1,496	0	0
Bonds and debentures | Santander Consumer Finance S.A.
Changes in financial instruments, Liabilities
Issues	1,169	2,394	5,150
Redemptions and repurchases	(3,779)	(4,371)	(2,550)
Bonds and debentures | Banco Santander - Chile
Changes in financial instruments, Liabilities
Issues	1,158	766	1,644
Redemptions and repurchases	(1,030)	(1,974)	(848)
Bonds and debentures | Santander International Products, Plc
Changes in financial instruments, Liabilities
Issues	914	1,588	848
Redemptions and repurchases	(345)	(324)	(722)
Bonds and debentures | Auto ABS French Lease Master Compartiment 2016
Changes in financial instruments, Liabilities
Issues	900	300	300
Redemptions and repurchases	(900)	0	0
Bonds and debentures | Santander Factoring Sp. z o.o.
Changes in financial instruments, Liabilities
Issues	819	391	375
Redemptions and repurchases	(920)	(299)	(407)
Bonds and debentures | PSA Banque France
Changes in financial instruments, Liabilities
Issues	815	385	1,132
Redemptions and repurchases	(335)	(684)	0
Bonds and debentures | Santander Consumer Bank AS
Changes in financial instruments, Liabilities
Issues	779	773	1,572
Redemptions and repurchases	(348)	(936)	(1,551)
Bonds and debentures | PSA Bank Deutschland GmbH
Changes in financial instruments, Liabilities
Issues	600	0	1,104
Redemptions and repurchases	(580)	0	(902)
Bonds and debentures | Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México
Changes in financial instruments, Liabilities
Issues	541	1,770	577
Bonds and debentures | PSA Financial Services, Spain, EFC, SA
Changes in financial instruments, Liabilities
Issues	0	605	0
Bonds and debentures | Group Santander Holdings USA
Changes in financial instruments, Liabilities
Issues	0	1,269	2,778
Redemptions and repurchases	(778)	(1,201)	(1,990)
Bonds and debentures | SC Germany S.A., Compartment Consumer 2020-1
Changes in financial instruments, Liabilities
Issues	0	1,800	0
Bonds and debentures | SCF Rahoituspalvelut IX DAC
Changes in financial instruments, Liabilities
Issues	0	650	0
Bonds and debentures | Santander Consumer Bank AG
Changes in financial instruments, Liabilities
Issues	0	500	750
Bonds and debentures | SCF Rahoituspalvelut VIII DAC
Changes in financial instruments, Liabilities
Issues	0	0	799
Bonds and debentures | Banco Santander Totta, S.A.
Changes in financial instruments, Liabilities
Redemptions and repurchases	€ (9)	€ (784)	€ (739)